Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 3,567,024	$ 3,285,683
Other Comprehensive Income
Unrealized appreciation on available-for-sale securities, net of taxes of $509,349 and $1,550,239, for 2012 and 2011, respectively	988,737	3,009,287
Less: reclassification adjustment for realized gains included in net income, net of taxes of $393,901 and $95,815, for 2012 and 2011, respectively	764,634	185,995
Other comprehensive income	224,103	2,823,292
Comprehensive Income	$ 3,791,127	$ 6,108,975